Operating leases (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Non-Cancelable Operating Leases are Payable and Receivable

Non-cancelable operating leases are payable and receivable as follows:

	2018
Million US dollar	Lessee	Sublease	Lessor	Net lease obligations
Within one year	(475)	149	3	(323)
Between one and five years	(1 237)	451	9	(777)
After five years	(771)	211	6	(554)

Total	(2 483)	811	18	(1 654)

	2017
Million US dollar	Lessee	Sublease	Lessor	Net lease obligations
Within one year	(210)	127	2	(181)
Between one and five years	(1 009)	425	7	(577)
After five years	(781)	211	4	(566)

Total	(2 100)	763	13	(1 324)